SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim consolidated balance sheet as of June 30, 2026, the interim consolidated statements of income, interim statements of cash flows and the interim consolidated statements of shareholders’ equity for the three and six months ended June 30, 2026 and 2025 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting.

In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair statement of the Company’s financial position as of June 30, 2026, as well as its results of operations and cash flows for the three and six months ended June 30, 2026 and 2025.

The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026, or for other interim periods or for future years.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2026.

Significant Accounting Policies

Significant Accounting Policies

There have been no changes to the significant accounting policies described in the 2025 Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes, except for the implementation of derivatives and hedge accounting described below.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory and income taxes.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and deposits, derivatives and accounts receivable.

Cash and cash equivalents are deposited with several major banks in Israel and the United States. Such deposits in the United States and Israel may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound, and that the Group has not been affected by certain banking institutions in the U.S. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group has a relatively large number of customers with established private and public companies, and governmental institutions which mitigate the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition. As part of the risk management, the Company purchased a credit insurance policy from a well-known insurance Company. As of June 30, 2026 and December 31, 2025 the Company has a single customer which represents 10% and 13% of the Company's accounts receivable, respectively.

Fair value measurement

Fair value measurement

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, approximate their fair values due to their short-term maturities. Foreign currency derivative financial instruments are recognized and disclosed at fair value in the financial statements on a recurring basis.

Fair value is defined as the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820, Fair Value Measurement. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in measuring fair value into three levels:

•	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date. These inputs have the highest priority.

•	Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, or inputs corroborated by observable market data.

•	Level 3: Unobservable inputs supported by little or no market activity, reflecting the Company’s own assumptions about the assumptions that market participants would use. These inputs have the lowest priority.

In measuring fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs, where available. The Company also considers counterparty credit risk and its own nonperformance risk in measuring the fair value of financial instruments.

The Company enters into foreign currency derivative financial instruments to manage its exposure to fluctuations in exchange rates associated with transactions denominated in currencies other than the U.S. dollar. The Company does not use derivative instruments for speculative purposes. At hedge inception, the Company formally designates qualifying foreign currency derivative instruments as cash flow hedges and performs an effectiveness assessment to conclude that the hedging relationship is expected to be highly effective in achieving offsetting changes in the designated cash flows attributable to the hedged risk. All derivative instruments are recognized in the consolidated balance sheets at fair value as either assets or liabilities in accordance with ASC Topic 815, Derivatives and Hedging. The accounting for changes in fair value depends on whether the derivative is designated and qualifies for hedge accounting. The Company assesses hedge effectiveness both at inception and on an ongoing basis.

Cash Flow Hedges

For derivative instruments that are formally designated and qualify as cash flow hedges, the gain or loss is recorded in accumulated other comprehensive income (“AOCI”), net of applicable taxes and subsequently reclassified into earnings in the same line item as the underlying hedged transaction in the period in which the hedged transaction affects earnings.

Derivatives Not Designated as Hedging Instruments

For derivative instruments that are not designated as hedging instruments or do not qualify for hedge accounting, changes in fair value are recognized directly in financial expense (income), net in the period

Presentation

Derivative assets and liabilities are presented on a gross basis within prepaid expenses and other current assets or accrued expenses and other current liabilities, as applicable. The Company’s derivative instruments are measured at fair value using observable inputs consistent with Level 2 of the fair value hierarchy.

Cash Flows

Cash flows from derivative instruments are classified in the consolidated statements of cash flows consistent with the nature of the underlying hedged item.

New accounting pronouncements adopted

New accounting pronouncements adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. The adoption did not have a material impact on the Company’s condensed consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company's disclosures.

In November 2025, the FASB issued ASU 2025-09 to amend the guidance in “Derivatives and Hedging” (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating this ASU to determine the impact it may have on its consolidated financial statements.